Shareholder Report, Line Graph (Details) 190132_Angel Oak Multi-Strategy Income Fund_Class A_TSR SemiAnnual {Class A} - USD ($)											6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with maximum 2.25% sales charge)
Accumulated Value	$ 11,936	$ 11,264	$ 10,372	$ 10,894	$ 11,574	$ 10,801	$ 11,268	$ 10,830	$ 10,474	$ 9,773	$ 12,624
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,130	$ 10,766	$ 10,243	$ 10,600	$ 11,664	$ 11,746	$ 10,666	$ 9,869	$ 9,949	$ 10,000	$ 11,431